GAMING SUBCONCESSION, NET (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Schedule of Gaming Subconcession, Net

	December 31,
	2013	2012
Deemed cost	$900,000	$900,000
Less: accumulated amortization	(414,969)	(357,732)

Gaming subconcession, net	$485,031	$542,268